SHORT-TERM INVESTMENTS (Tables)	6 Months Ended
Jun. 30, 2024
Cash and Cash Equivalents [Abstract]
SCHEDULE OF MARKETABLE SECURITIES

Corporate fixed income securities, weighted average yield and maturity of 5.39% and 2.38 years, respectively	459,531
Government securities, weighted average yield and maturity of 4.91% and 3.25 years, respectively	2,051,805
Total short-term investments	$2,511,336